UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2488

DREYFUS PREMIER EQUITY FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	09/30

Date of reporting period:	12/31/2006

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Growth And Income Fund
December 31, 2006 (Unaudited)

Common Stocks--97.5%	Shares	Value ($)

Consumer Discretionary--8.4%
AutoZone	1,093 a	126,307
Best Buy	6,509	320,178
Comcast, Cl. A (Special)	8,985 a	376,292
Federated Department Stores	11,593	442,041
Gap	7,949	155,005
Harman International Industries	1,256	125,487
Limited Brands	6,096	176,418
Marriott International, Cl. A	2,740	130,753
Tiffany & Co.	8,413	330,126
Walt Disney	9,951	341,021
Williams-Sonoma	3,003	94,414
		2,618,042
Consumer Staples--13.7%
Altria Group	5,651	484,969
Avon Products	15,489	511,756
Cadbury Schweppes, ADR	3,738 b	160,472
Colgate-Palmolive	9,468	617,692
Dean Foods	5,603 a	236,895
PepsiCo	7,149	447,170
Procter & Gamble	9,395	603,817
Safeway	6,624	228,925
SYSCO	5,314	195,343
Unilever (NY Shares)	6,076	165,571
Wal-Mart Stores	14,127	652,385
		4,304,995
Energy--5.1%
Chevron	3,460	254,414
Exxon Mobil	10,820	829,137
Peabody Energy	3,080	124,463
Schlumberger	6,054	382,371
		1,590,385
Exchange Traded Funds--4.6%
iShares Russell 1000 Growth Index Fund	8,689	478,156
NASDAQ-100 Trust Series 1	11,400 b	492,024
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	3,398 b	481,463
		1,451,643
Financial--10.7%
Allstate	6,473	421,457
American International Group	3,458	247,800
Charles Schwab	31,495	609,113
Chicago Mercantile Exchange
Holdings, Cl. A	296	150,886
Citigroup	3,868	215,448
Goldman Sachs Group	2,267	451,926
JPMorgan Chase & Co.	9,854	475,948
Morgan Stanley	4,324	352,103
Nasdaq Stock Market	4,219 a	129,903
State Street	3,381	228,015
Western Union	3,556	79,726
		3,362,325

Health Care--12.5%
Allergan	3,949	472,853
Amgen	5,250 a	358,627
Bristol-Myers Squibb	6,054	159,341
Covance	2,669 a	157,231
Eli Lilly & Co.	2,884	150,256
Genzyme	2,415 a	148,716
Johnson & Johnson	9,394	620,192
MedImmune	10,272 a	332,505
Pfizer	9,373	242,761
Schering-Plough	18,622	440,224
Wyeth	6,863	349,464
Zimmer Holdings	6,314 a	494,891
		3,927,061
Industrial--8.1%
AMR	6,570 a	198,611
Continental Airlines, Cl. B	5,990 a,b	247,087
Corning	14,101 a	263,830
Empresa Brasileira de Aeronautica,
ADR	4,541	188,134
General Electric	27,441	1,021,080
Masco	7,774	232,209
US Airways Group	2,609 a	140,495
Waste Management	7,108 a	261,361
		2,552,807
Information Technology--19.1%
Accenture, Cl. A	7,683	283,733
Apple Computer	7,270 a	616,787
ASML Holding (NY Shares)	16,653 a	410,163
Broadcom, Cl. A	4,740 a	153,149
Cisco Systems	35,714 a	976,064
Diebold	9,178	427,695
EMC/Massachusetts	16,598 a	219,094
Hewlett-Packard	16,714	688,450
KLA-Tencor	3,347	166,513
Linear Technology	6,915	209,663
Marvell Technology Group	6,534 a	125,387
Motorola	9,055	186,171
Nokia, ADR	15,417	313,273
SanDisk	3,420 a	147,163
Seagate Technology	11,320	299,980
Sun Microsystems	29,474 a	159,749
Texas Instruments	9,322	268,474
Thermo Fisher Scientific	7,052 a	319,385
		5,970,893
Materials--.8%
E.I. du Pont de Nemours & Co.	5,314	258,845
Technology Software & Services--14.5%
Adobe Systems	16,098 a	661,950
Autodesk	7,210 a	291,717
Automatic Data Processing	5,314	261,714
Cognos	5,120 a	217,395
Electronic Arts	10,064 a	506,823
Google, Cl. A	1,478 a	680,589
Microsoft	45,456	1,357,316
Oracle	19,493 a	334,110
Yahoo!	8,458 a	216,017
		4,527,631

	Total Common Stocks
	(cost $26,991,389)		30,564,627

	Other Investment--2.3%

	Registered Investment Company;
	Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $706,000)	706,000 [c]	706,000

	Investment of Cash Collateral
	for Securities Loaned--4.5%

	Registered Investment Company;
	Dreyfus Institutional Cash
	Advantage Plus Fund
	(cost $1,423,488)	1,423,488 [c]	1,423,488

	Total Investments (cost $29,120,877)	104.3%	32,694,115
	Liabilities, Less Cash and Receivables	(4.3%)	(1,346,332)
	Net Assets	100.0%	31,347,783

	ADR - American Depository Receipts
a	Non-income producing security.
b		All or a portion of these securities are on loan. At December 31, 2006, the total market value of the fund's
		securities on loan is $1,381,046 and the total market value of the collateral held by the fund is $1,423,488.
c		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Equity Funds, Inc.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)